Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2026
Employee Benefit Plans [Abstract]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss

The expenses included on the condensed consolidated statements of loss were as follows:

Three months ended September 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$895	$73	$968	$158	$—	$158
Interest (income) expense	$(772)	$(21)	$(793)	$280	$10	$290
Three months ended September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$1,062	$132	$1,194	$167	$—	$167
Interest (income) expense	$(624)	$35	$(589)	$263	$58	$321
Nine months ended September 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$2,686	$218	$2,904	$473	$—	$473
Interest (income) expense	$(2,317)	$(60)	$(2,377)	$840	$29	$869
Nine months ended September 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of loss
Operating expenses	$3,184	$403	$3,587	$502	$—	$502
Interest (income) expense	$(1,856)	$106	$(1,750)	$790	$159	$949

Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at September 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,587	$(1,527)	$42,060	$23,105	$461	$23,566
Included in other long-term assets	$110,137	$—	$110,137	$—	$—	$—
As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,288	$(952)	$42,336	$22,400	$424	$22,824
Included in other long-term assets	$109,812	$—	$109,812	$—	$—	$—